Debt and Equity Transactions (Unaudited) Interest, Dividends and Maturities (Details) - USD ($) $ in Thousands, shares in Millions			3 Months Ended
	Apr. 29, 2016	Jan. 05, 2016	Mar. 31, 2016	Mar. 31, 2015
Capitalized Interest [Line Items]
Interest costs incurred			$ 218,000	$ 203,000
Stock Issued During Period, Shares, New Issues		210
Proceeds from Issuance of Common Stock, Gross		$ 1,970,000
Fees and Commissions		$ 20,000
Property, Plant, Equipment and Mining Development Costs, Net [Member]
Capitalized Interest [Line Items]
Interest costs capitalized			20,000	45,000
Oil and Gas Properties Not Subject to Amortization [Member]
Capitalized Interest [Line Items]
Interest costs capitalized			$ 7,000	$ 19,000
Subsequent Event [Member]
Capitalized Interest [Line Items]
Common Stock, Value of Shares Authorized for Issue in Transaction	$ 12,000